Deposits received at banks - Additional information (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2025	Mar. 31, 2025
Statistical Disclosure for Banks [Abstract]
Amounts of uninsured deposit liabilities	¥ 2,232	¥ 1,918